ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

August 15, 2013	Jeremy C. Smith T +1 212 596 9858 F +1 646 728 1643 jeremy.smith@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 19 to the Trust’s Registration Statement under the Securities Act and Amendment No. 22 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 19/22”), including (i) a Prospectus and Statement of Additional Information relating to DoubleLine Shiller Enhanced CAPE®; and (ii) other information and the signature page.

This Amendment No. 19/22 relates solely to DoubleLine Shiller Enhanced CAPE®. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 19/22 become effective seventy-five days after filing.

Please direct any questions regarding this filing to me at (212) 596-9858. Thank you for your attention in this matter.

Sincerely,

/s/ Jeremy C. Smith

Jeremy C. Smith

cc:	Keith T. Kirk
Timothy	W. Diggins